Non-controlling interest (Schedule of Non-controlling Interest Changes) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Non-controlling interest [Abstract]
Balance at beginning of year	$ (323,369)	$ (108,572)
Share of profits and losses for the year	(3,949)	(206,417)	$ (145)
Share of translation effects of foreign subsidiaries	(116,648)	(8,380)
Balance at the end of the year	$ 24,800	$ (323,369)	$ (108,572)